CONSOLIDATED STATEMENT OF CASH FLOWS - (Parenthectical) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Cash and cash equivalents includes: [abstract]
Bank overdrafts	$ 0	$ 0	$ 27